Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 456,666	$ 541,271	$ 484,834
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,829	14,848	15,798
Impairment of long-lived assets	276	2,042	90
Accrued severance pay and other long-term liabilities, net	273	(53)	54
(Gain) loss on sale of long-lived assets	(8,369)	42	22
Realized (gain) loss on sale of marketable securities	(20)	32	(231)
Change in derivative instruments, net	1,434	(6,137)	5,483
Effect of exchange differences on intercompany balances	(6,017)	(2,268)	(18,167)
Foreign exchange effect of bank deposits	(15,157)	(5,510)
Decrease in long-term debt due to currency fluctuations			(1,030)
Deferred income taxes, net	73,706	(11,976)	(70,387)
Decrease (increase) in trade receivables, net	34,413	(16,386)	(85,277)
Increase in other receivables, prepaid expenses and other	(5,034)	(3,509)	(3,506)
Increase in inventories, net	(3,770)	(19,013)	(7,027)
Decrease (increase) in other long-term assets	205	(9)	242
(Increase) decrease in income tax receivables	(70,390)	(39,340)	17,623
Decrease in trade payables	(2,290)	(679)	(542)
(Decrease) increase in other accounts payable and accrued expenses	(28,377)	(6,194)	18,731
(Decrease) increase in income tax payables	(4,843)	(52,033)	50,078
Net cash provided by operating activities	437,535	395,128	406,788
Cash flows from investing activities:
Purchase of property, plant and equipment	(35,755)	(18,972)	(19,997)
Investment in other intangible assets	(68)	(134)	(158)
Proceeds from (investment in) other assets	10	35,000	(31,050)
Proceeds from (investment in) short-term bank deposits, net	196,170	(220,102)	(43,344)
Proceeds from restricted bank deposits		199	28
(Investment in) proceeds from long-term deposits and other assets	(286,617)	(80,587)	2,112
(Investment in) proceeds from marketable securities, net	(26)	(135)	111
Proceeds from sale of long-lived assets	8,508		217
Net cash used in investing activities	(117,778)	(284,731)	(92,081)
Cash flows from financing activities:
Proceeds from issuance of shares, net			26
Repurchase of treasury stock	(294,897)	(9,450)
Repayment of long-term debt		(5,888)	(10,944)
Net cash used in financing activities	(294,897)	(15,338)	(10,918)
Effect of exchange rate changes on cash and cash equivalents	(1,218)	57	(32,115)
Increase in cash and cash equivalents	23,642	95,116	271,674
Cash and cash equivalents at the beginning of the period	576,757	481,641	209,967
Cash and cash equivalents at the end of the period	600,399	576,757	481,641
Cash paid during the year for:
Interest		85	1,014
Income taxes	97,782	192,964	101,651
Non-cash investing and financing transactions:
Purchase of property, plant and equipment included in accounts payable	$ 692	$ 1,744	$ 645